RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amounts due from	€ 4	€ 4
Amounts affecting revenue:
Fountain syrup and packaged product sales	3	5
Amounts affecting cost of sales:
Purchases of concentrate, syrup, mineral water and juice	(68)	(37)
Purchases of finished products	(12)	(6)
Total amounts affecting cost of sales	(80)	(43)
Amounts affecting operating expenses:
Maintenance and repair services and plant rental expense	(9)	(5)
Office rent and other expenses	(7)	(4)
Total amounts affecting operating expenses	(16)	(9)
Total net amount affecting the Consolidated Income Statement	(93)	(47)
Amounts payable	€ 16	€ 8